Discontinued Operations	6 Months Ended
Jul. 31, 2021
Discontinued Operations
Discontinued Operations

15. Discontinued Operations

(a)	Sale of Bendon Limited (Bendon)

On January 21, 2021, Naked Brands Group Limited announced its plans to undertake a transformative restructure in which it will dispose of its unprofitable bricks-and-mortar operations in order to focus exclusively on the planned rapid acceleration of its e-commerce business. To that end, the Company disposed of its New Zealand subsidiary Bendon Limited, and the entities controlled by Bendon Limited in a management buyout transaction. Shareholder approval on disposal of the Bendon Group was received on April 23, 2021, following which the share sale agreement was executed on April 30, 2021 which is considered to be the date of loss of control.

The key terms of the Bendon Share Sale Agreement are as follows:

Consideration. The consideration paid by the Buyers was US$0.72 (NZ$1.00) as adjusted based on the target inventory amount of US$13.2 million (NZ$18.2 million) and by a true up adjustment for estimated Net Cash/(Debt) and Working Capital as at the Accounts Date. The inventory adjustment resulted in a payment by the Group to Bendon in the amount of US$3.5m (NZ$4.8m). The Net Cash/(Debt) and Working Capital adjustments are to be prepared within 30 business days after Completion.

Exit Event Proceeds. If the Buyers or Mr. Davis-Rice and Ms. Johnson agree to sell the shares in Bendon or its business within three years following Completion, the Company will be entitled to the following percentage of the net proceeds of the sale: in the first year following Completion, 75%; in the second year following Completion, 50%; and in the third year following Completion, 25%.

Profit share. The Group is entitled to a tiered percentage of net profits of Bendon and the entities controlled by Bendon (the “Bendon Group”) for three years commencing on July 1, 2021, being in: the first year, 30%; the second year, 20%; and the third year, 10%. The net profits are to be calculated on a cumulative basis so that any losses from the first or second year are offset against any profits in a subsequent year.

Forgiveness of the Intra Group Loans. The Group forgave all inter-company debt owing by the Bendon Group effective as of January 30, 2021 (which is approximately US$31.25 million (NZ$43.1 million)).

Naked Facility. The Group will provide Bendon with a 5-year loan of up to NZ$7.0m (approximately US$4.9m) (the “Naked Facility”) at an initial interest rate per annum of 2.5% and, following Bendon obtaining additional external senior debt which the Buyers and Bendon are proposing to raise after Completion, an interest rate of 50 basis points above the rate of this senior debt. The Naked Facility will also be subordinated to this senior debt. Bendon drew down the full NZ$7.0m (approximately US$4.9m) facility on August 23, 2021.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

Costs. The Group agreed to pay up to US$0.2m (NZ$0.3m) of the Buyers’ and Bendon’s costs in relation to the Bendon Sale, which was agreed in exchange for the Buyers’ agreeing for the term sheet to be entered into on a non-exclusive basis.

FOH Services Agreement. FOH, Company’s wholly owned subsidiary, entered into a management services agreement (the “FOH Services Agreement”) with Bendon pursuant to which Bendon will provide certain management services.

Financial performance and cash flow information

The financial performance and cash flow information presented are for the 3 months ended April 30, 2021 (2021 column) and 6 months ended July 31, 2020.

	3 months ended 30 April 2021 US $000’s	6 months ended 31 July 2020 US $000’s
Revenue from contracts with customers	11,209	13,412
Other gains/(losses)	640	-
Expenses	(16,062)	(19,596)
Operating loss	(4,213)	(6,184)
Finance costs	(525)	(449)
Loss before tax from discontinued operations	(4,738)	(6,633)
Income tax expense	(33)	(26)
Loss after income tax of discontinued operations	(4,771)	(6,659)
Exchange translation reserve on foreign operations	3,481	(2,190)
Total comprehensive Loss for the period	(1,290)	(8,849)

Calculation of Total loss from discontinued operations

Loss after tax from discontinued operations	(4,771)	(6,659)
Loss on disposal of discontinued operations	(10,796)	-
Total loss from discontinued operation	(15,567)	(6,659)

Earnings per share
Basic loss for the year from discontinued operations	(0.021)	(0.515)
Diluted loss for the year from discontinued operations	(0.021)	(0.515)

Net cash flows incurred by Bendon are as follows:

Net cash inflow/(outflow) from operating activities	(3,282)	258
Net cash inflow/(outflow) from investing activities	(31)	(129)
Net cash inflow/(outflow) from financing activities	(49,627)	8,879
Net increase in cash generated by the subsidiary	(52,940)	9,008

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

Details of the sale of the subsidiary

US $000’s
I. Consideration
Completion payment	-
Inventory adjustment amount	(3,525)
Intercompany debt forgiveness	(31,250)
Transaction cost	(217)
Adjustment amount
Working capital adjustment	(639)
Term loan repaid	(10,505)
Transaction cost considered as a part of adjustment amount	(412)
Contingent consideration	-
Total Consideration (A)	(46,548)

II. Less: Carrying amount of net assets of Bendon Group (B)	(35,783)
Loss on sale before income tax and reclassification of Foreign currency translation reserve (A-B)	(10,765)
Reclassification of foreign currency translation reserve	(31)
Income tax expense on gain	-
Loss on sale of Bendon Group	(10,796)

The carrying amounts of assets and liabilities of Bendon group is as follows:

Particulars	30-Apr-2021 US$ 000’s	31-Jan-2021 US$ 000’s
Property, plant and equipment	2,016	2,131
Intangible Assets	2,576	2,539
Right of Use Assets	10,798	13,173
Cash and cash equivalents	12,464	64,497
Trade Receivables	1,206	5,436
Inventories	10,168	9,548
Prepayments	3,816	-
Other receivables	33	-
Total Assets	43,077	97,324

Trade and other payables	5,748	8,108
Lease Liabilities	12,747	15,429
Borrowings	-	10,376
Related party payables	57,535	95,334
Provisions	2,684	1,491
Tax	146	129
Total Liabilities	78,860	130,867

Net Assets	(35,783)	(33,543)

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021